Note 15 - Earnings (Losses) Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Six-month period ended June 30,
	2019	2020
	Basic EPS	Basic LPS
Net income / (loss)	$27,136	$(43,447)
Less: paid and accrued earnings allocated to Preferred Stock	(15,547)	(15,461)
Add: gain from retirement of Preferred Stock	–	619
Net income / (loss) available to common stockholders	11,589	(58,289)
Weighted average number of common shares, basic	113,540,975	119,927,560
Weighted average number of common shares, diluted	116,490,307	119,927,560
Earnings / (losses) per common share, basic and diluted	$0.10	$(0.49)